Background and Organization	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND AND ORGANIZATION

NOTE 1 – BACKGROUND AND ORGANIZATION

Business Operations

Bioxytran, Inc. (the "Company") is an early-stage pharmaceutical company focused on the development, manufacture and commercialization of therapeutic drugs designed to address hypoxia in humans, which is a lack of oxygen to tissues. If it is not addressed, lack of oxygen to tissues, or hypoxia, results in necrosis, which is the death of cells comprising body tissue. Necrosis cannot be reversed. Our lead drug candidate, code named BXT-25, is an oxygen-carrying small molecule consisting of bovine hemoglobin stabilized with a co-polymer with intended applications to include treatment of hypoxic conditions in the brain resulting from stroke, Our drug development efforts are guided by specialists in co-polymer chemistry and other disciplines, and we intend to supplement our efforts with input from a scientific and medical advisory board whose members are leading physicians.

Organization, Reincorporation, and Merger with U.S. Rare Earth Minerals, Inc.

The Company was organized on October 5, 2017, as a Delaware corporation with a taxing structure for U.S. federal and state income tax as a C-Corporation with 95,000,000 authorized common shares with a par value of $0.0001, and 5,000,000 preferred shares with a par value of $0.0001. As of December 31, 2017, 15,000,000 common shares are issued and outstanding.

On September 17, 2018, the Company announced an Agreement and Plan of Merger and Reorganization among Bioxytran, Inc., U.S. Rare Earth Minerals, Inc. ("USMN") and Bioxy Acquisition Corp. (the "Merger"). The Merger closed on September 21, 2018. After the consummation of the Merger, the Company is a wholly-owned subsidiary of USMN, and USMN (to be renamed Bioxytran, Inc.) is the continuing registrant and reporting company. Each outstanding share of the Company's common stock was converted into 5.10580 shares of USMN common stock. Immediately after the Merger, the Company's former shareholders own a majority of the voting common stock of the combined company and control the combined company's board of directors, and the Company's officers are now the officers of the combined company. The Merger has been accounted for as a reverse acquisition, with the Company as the accounting acquirer. The Company's accompanying historical financial statements will replace USMN's historical financial statements in future filings with the U.S. Securities and Exchange Commission ("SEC").

NOTE 1 – BACKGROUND AND ORGANIZATION

Business Operations

Bioxytran, Inc. (the "Company", formerly U.S. Rare Earth Minerals, Inc.) is an early-stage pharmaceutical company focused on the development, manufacture and commercialization of therapeutic drugs designed to address hypoxia in humans, which is a lack of oxygen to tissues. If it is not addressed, lack of oxygen to tissues, or hypoxia, results in necrosis, which is the death of cells comprising body tissue. Necrosis cannot be reversed. Our lead drug candidate, code named BXT-25, is an oxygen-carrying small molecule consisting of bovine hemoglobin stabilized with a co-polymer with intended applications to include treatment of hypoxic conditions in the brain resulting from stroke. Our drug development efforts are guided by specialists in co-polymer chemistry and other disciplines, and we intend to supplement our efforts with input from a scientific and medical advisory board whose members are leading physicians.

Organization, Reincorporation, and Merger with U.S. Rare Earth Minerals, Inc.

Bioxytan, Inc., was organized on October 5, 2017, as a Delaware corporation with a taxing structure for U.S. federal and state income tax as a C-Corporation with 95,000,000 authorized common shares with a par value of $0.0001, and 5,000,000 preferred shares with a par value of $0.0001.

On September 17, 2018, the Company announced an Agreement and Plan of Merger and Reorganization among Bioxytran, Inc., U.S. Rare Earth Minerals, Inc. ("USMN") and Bioxy Acquisition Corp. (the "Merger"). The Merger closed on September 21, 2018 (the "Acquisition Date"). After the consummation of the Merger, the Company is a wholly-owned subsidiary of USMN, and USMN (to be renamed Bioxytran, Inc.) is the continuing registrant and reporting company. Each outstanding share of the Company's common stock was converted into 5.10580 shares of USMN common stock. Immediately after the Merger, the Company's former shareholders own a majority of the voting common stock of the combined company and control the combined company's board of directors, and the Company's officers are now the officers of the combined company. The Merger was accounted for as a reverse acquisition, with the Company as the accounting acquirer. The Company's accompanying historical financial statements will replace USMN's historical financial statements when presentation of financial statements prior to the Acquisition Date is required in future filings with the U.S. Securities and Exchange Commission ("SEC"). The operations and results of USMN are consolidated with the Company from the Acquisition Date forward. The combined company has elected to continue using December 31 as its year-end.